AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                           VARIABLE ACCOUNT I
                          GROUP AND INDIVIDUAL
                       VARIABLE ANNUITY CONTRACTS

   THE UNITED STATES LIFE INSURANCE COMPANY OF IN THE CITY OF NEW YORK
                         SEPARATE ACCOUNT USL A
                          GROUP AND INDIVIDUAL
                       VARIABLE ANNUITY CONTRACTS

                    SUPPLEMENT DATED AUGUST 26, 2011
                    TO PROSPECTUSES AS SUPPLEMENTED

Effective August 29, 2011, your Variable Annuity Contract ("Contract") issued by American General Life Insurance Company of Delaware ("AGL of Delaware") or The United States Life Insurance Company in the City of New York ("USL") will no longer be administered by Delaware Valley Financial Services. All administration of your Contract will transition to se(2), a third-party administrator.

Beginning August 29, 2011, please direct all correspondence and questions regarding your Contract to se(2) at the following telephone number or addresses:

For telephone requests and questions for all Contracts, please call the se(2) toll-free customer service number, 1-800-255-8402, between 7:30 a.m. and 5:00 p.m. Central Standard Time.

For all overnight mail (AGL of Delaware and USL):

se(2)
AGL of Delaware or USL
200 SW 6th Avenue
Topeka, KS 66603-3704

For regular mail and additional premium payments for AGL of Delaware
Contracts:

American General Life Insurance Company of Delaware
P.O. Box 758569
Topeka, KS 66636-8569

For regular mail for USL Contracts:

The United States Life Insurance Company in the City of New York
P.O. 758569
Topeka, KS 66636-8569

For additional premium payments for USL Contracts:

UMB BANK
The United States Life Insurance Company in the City of New York
P.O. Box 871005
Kansas City, MO 64187-1005

This change in third-party administration has no impact upon your rights under your Contract.